Label	Element	Value
Innovator Growth Accelerated Plus ETF® - January | Invesco QQQ Trust Series 1, Expiration: 12/31/2025; Exercise Price: $5.13 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	104.50%
Innovator Growth Accelerated Plus ETF® - January | Invesco QQQ Trust Series 1, Expiration: 12/31/2025; Exercise Price: $511.23 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	41.20%
Innovator Growth Accelerated Plus ETF® - January | Invesco QQQ Trust Series 1, Expiration: 12/31/2025; Exercise Price: $544.36 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(46.00%)